Events After the Reporting Period (Details) - Aug. 03, 2023 - Events after the reporting period [Member]	$ / shares shares	$ / shares shares
Events After the Reporting Period (Details) [Line Items]
Employees grant options	45,850,000	45,850,000
Exercise price | (per share)	$ 0.008	$ 0.005
Expire date	Aug. 03, 2028	Aug. 03, 2028
Options vested	23,350,000	23,350,000
options are vested years	3 years	3 years
Option [Member]
Events After the Reporting Period (Details) [Line Items]
Options vested	22,500,000	22,500,000
options are vested years	4 years	4 years